Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions															1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	Jun. 23, 2023 USD ($)	Mar. 01, 2023	Dec. 06, 2022 $ / shares shares	Dec. 01, 2022 USD ($)	Nov. 01, 2022 USD ($)	Oct. 10, 2022 USD ($) ft²	Sep. 01, 2022 USD ($)	Aug. 29, 2022 USD ($)	May 26, 2022 USD ($) $ / shares shares	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Jul. 22, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Sep. 30, 2023 EUR (€) shares	Sep. 30, 2023 AUD ($) shares	Aug. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 AUD ($) shares	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Lease agreement description								As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease,
Operating lease, term of contract, lease initial term				48 months
Lease terms, operating leases annual increase in rent								3.00%
Lease payment																			$ 1,325,000	$ 114,000	$ 877,000	[1]	$ 339,000	[1]
Number of shares issued | shares	35,436,381															35,436,381			35,436,381						35,436,381	35,436,381
Share price | $ / shares																$ 2.00			$ 2.00
Option to purchase common stock | $ / shares																					$ 25
Litigation loss																				$ (1,621,000)	$ (1,621,000)
Payment period			2 years
Warrants | shares															2,000,000,000						4,050,000		4,050,000					4,050,000	4,050,000
Interest rate																					10.00%		3.10%					10.00%	10.00%
Issuance of common stock, net of issuance costs, shares | shares																		7,185,734	197,711	109,739	120,000,000		35,000
Deferred compensation																$ 1,600,000			$ 1,600,000
Mr. Camaisa [Member]
Loss Contingencies [Line Items]
Deferred compensation																											$ 700,000
Warrants | shares																											469,719
Mr. Leftwich [Member]
Loss Contingencies [Line Items]
Deferred compensation																											$ 500,000
Interest rate																											24.00%
Mr.Kalajian [Member]
Loss Contingencies [Line Items]
Issuance of common stock, net of issuance costs, shares | shares	46,826
Deferred compensation	$ 333,000
Common Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock, net of issuance costs, shares | shares																							35,000
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²								15,197
Payments for rent								$ 100,000
Lease payment								100,000
Letter of credit amount								100,000
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value								$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent | €												€ 4,000
Operating lease expense																400,000	$ 300,000		1,300,000	$ 600,000
Stem Vac Office Lease Agreement [Member] | March Thirty First Twenty Twenty Seven [Member]
Loss Contingencies [Line Items]
Payments for rent | €												€ 4,047
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Settlement expenses																					$ 207,000
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares					50,000																250,000							250,000	250,000
Share price | $ / shares					$ 3.86																$ 3.86
Number of shares, options to purchase | shares					100,000																1,000,000
Exercise price per share | $ / shares					$ 3.86
Settlement expenses																			4,900,000		$ 5,000,000.0
Claims value																					5,000,000.0
Accrued expenses and other current liabilities																200,000			200,000		207,000
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Number of shares vested | shares													3,000,000
Terminated Physician Agreement [Member] | Maximum [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Litigation loss																			200,000		207,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																6,600,000			6,600,000		4,900,000
Accounts payable and accrued expenses and other current liabilities																5,100,000			5,100,000		2,300,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Aggregate Commitments																									€ 1,400,000	$ 2.2		€ 1,500,000	$ 2.3
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																$ 800,000			$ 800,000		$ 500,000				€ 800,000			€ 600,000
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																														$ 10,000,000
License Agreement [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																														$ 10,000,000
Payments for royalties														$ 18,700,000
Separation and Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Payment to related party		$ 500,000	$ 500,000
Commitment fee percentage		8.00%	8.00%
Contingent bonus and consulting services fees		$ 200,000
Operating Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent															$ 54,453
Short Term Office Lease [Member]
Loss Contingencies [Line Items]
Payments for rent										$ 43,226
Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²								15,197
Payments for rent								$ 107,899
Lease payment								133,582
Letter of credit amount								$ 117,904
Commitment fee percentage								20.70%
Tenant improvement allowance								$ 303,940
Costs in excess of tenant improvement allowance								128,000
Office Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value								$ 900,000
Former Employee Matter [Member]
Loss Contingencies [Line Items]
Employee-related liabilities																							$ 256,000
Former Employee Settlement Agreement [Member]
Loss Contingencies [Line Items]
Payments to employee						$ 100,000	$ 100,000		$ 100,000		$ 300,000
Former Employee Settlement Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares											250,000
Share price | $ / shares											$ 3.86
Former Employee Settlement Agreement [Member] | Common Stock [Member] | Mr Camaisas [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares											170,000
Share price | $ / shares											$ 3.86
Settlement expenses											$ 1,900,000

[1]	Includes payments made for operating leases with a term of one year or less.